Employee Benefit Plan, Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Subsequent Events [Line Items]
EBP, Subsequent events [Text Block]	Subsequent Events
The Plan has evaluated subsequent events from December 31, 2025 through June 17, 2026, the date on which the financial statements were issued. Except as noted below, there have been no material events that would require additional recognition in the financial statements or disclosures to the financial statements.
Effective January 1, 2026, the Plan was amended and restated to (i) change the maximum salary deferral percentage from 50% to 75%, so that participants may make salary deferral contributions, subject to certain limitations, from 1% to 75% of their certified compensation, as defined in the Plan, (ii) add a new option for participants to elect to make after-tax salary deferral contributions up to $10,000 annually, with such after-tax contributions not being eligible for matching contributions, (iii) add one-time or recurring In-Plan Roth Conversions that allow a participant to elect to transfer all or a portion of certain after-tax sub-accounts to a Roth sub-account under the Plan, (iv) update the catch-up contribution provisions to comply with changes under SECURE Act 2.0, including Code Section 414(v)(7) or applicable Treasury regulations thereunder, and (v) change the employer Base Contribution compensation eligibility requirement to include retention and recruiting bonuses with loan agreements.